Contract Liabilities - Summary of Movements in Current Liabilities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contract liabilities [line items]
Balance at January 1	¥ 3,061	¥ 3,196
-Curent, Beginning balance	1,459	1,451
-Non-Curent, Beginning balance	1,602	1,745
Addition as a result of increase of the unredeemed credits under the frequent flyer award programs	1,564	1,628
Reduction as a result of revenue recognized during the year	(1,452)	(1,763)
-Recognized as revenue from opening balance of contract liabilities	(1,084)	(1,344)
-Recognized as revenue from current year addition of contract liabilities	(368)	(419)
-Curent, Ending balance	1,423	1,459
Balance at December 31	3,173	3,061
-Non-Curent, Ending balance	¥ 1,750	¥ 1,602